Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net loss	$ (14,630)	$ (15,089)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	70	136
Gain on fixed asset disposal	(100)
Amortization of premium (accretion of discount) on short-term investments, net	303	98
Stock-based compensation expense	134	125
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(133)	95
Other long-term assets	(27)
Accounts payable	(94)	(1,121)
Accrued expenses	1,491	(922)
Deferred revenue		(1,615)
Net cash used in operating activities	(12,986)	(18,293)
Investing activities
Purchases of property and equipment	(14)	(32)
Proceeds from sale of equipment	149
Purchases of marketable securities	(24,120)	(36,035)
Sales and maturities of marketable securities	39,655	53,690
Net cash provided by investing activities	15,670	17,623
Financing activities
Proceeds from the sale of common stock	2
Deferred financing costs		(8)
Net cash provided by financing activities	2	(8)
Net increase (decrease) in cash and cash equivalents	2,686	(678)
Cash and cash equivalents at beginning of period	7,896	8,574
Cash and cash equivalents at end of period	10,582	7,896
Noncash financing activities
Accretion of preferred stock issuance costs	173	181
Accretion of dividends on preferred stock	10,651	9,850
Accretion of preferred stock investor rights/obligations	$ 1,318	$ 1,374